TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Disclosure of trade and other receivables breakdown [text block]
	Thousands of U.S. dollars
	2019	2020
Non-current trade receivables	6,321	8,477
Other non-financial assets (*)	15,803	12,518
Total non-current	22,124	20,995
Current trade receivables	334,949	274,355
Other receivables	5,953	4,678
Prepayments	12,675	14,698
Personnel	6,022	5,355
Total current	359,599	299,086
Total	381,723	320,081

(*) "Other non-financial assets" as of December 31, 2019 and 2020 primarily comprise tax credits with the Brazilian social security authority (Instituto Nacional do Seguro Social), recorded in Atento Brasil S.A.

Disclosure of provision matrix [text block]
	Thousands of U.S. dollars
	2019	2020

Trade receivables	347,703	286,403
Allowances of trade receivables	(6,433)	(3,571)
Trade receivables, net	341,270	282,832

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [text block]
	Thousands of U.S. dollars
	Less than 90 days	Between 90 and 180 days	Between 180 and 360 days	Over 360 days	Total
12/31/2019	22,606	1,224	1,233	1,936	26,999
12/31/2020	13,197	739	782	1,315	16,033

Disclosure of credit risk exposure [text block]
	Thousands of U.S. dollars
	2019	2020
Opening balance	(2,175)	(6,433)
Allowance of trade receivables (*)	(4,588)	(6,649)
Reversal (*)	277	1,356
Use of provision	-	7,930
Translation differences	53	225
Total	(6,433)	(3,571)